UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21681

Old Mutual/Claymore Long-Short Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

  Attached hereto.

Old Mutual/Claymore Long-Short Fund

Portfolio of Investments

March 31, 2007 (unaudited)

Number of Shares		Value
	Long-Term Investments - 119.1%
	Common Stocks - 119.1%
	Consumer Discretionary - 13.6%
79,537	Amazon.com, Inc. (a)(b)	$3,164,777
51,863	Best Buy Co., Inc. (b)	2,526,765
68,549	Circuit City Stores, Inc. (b)	1,270,213
3,445	Clear Channel Communications, Inc. (b)	120,713
116,971	Comcast Corp. - Class A (a)(b)	3,035,397
11,599	Darden Restaurants, Inc. (b)	477,763
144,449	DIRECTV Group, Inc. (The) (a)(b)	3,332,438
168,044	Eastman Kodak, Co. (b)	3,791,073
144,055	Ford Motor Co. (a)(b)	1,136,594
58,095	General Motors Corp. (b)	1,780,031
58,490	Goodyear Tire & Rubber Co. (a)(b)	1,824,303
778	Harman International Industries, Inc. (b)	74,750
890	Harrah’s Entertainment, Inc. (b)	75,161
192,056	Interpublic Group of Companies, Inc. (a)(b)	2,364,209
28,468	JC Penney Co., Inc. (b)	2,338,931
6,766	Liz Claiborne, Inc. (b)	289,923
34,670	Marriott International, Inc. - Class A (b)	1,697,443
103,656	Office Depot, Inc. (a)(b)	3,642,472
17,769	OfficeMax, Inc. (b)	937,137
17,284	Sears Holding Corp. (a)(b)	3,113,885
55,098	TJX Cos., Inc. (b)	1,485,442
23,882	Target Corp. (b)	1,415,247
12,223	Viacom, Inc. - Class B (a)(b)	502,488
189,731	Walt Disney Co. (The) (b)	6,532,438
23,936	Whirlpool Corp.	2,032,406

		48,961,999

	Consumer Staples - 9.8%
35,732	Altria Group, Inc. (b)	3,137,627
95,693	Archer-Daniels-Midland Co. (b)	3,511,933
114,611	Clorox Co. (b)	7,299,575
20,909	Coca-Cola Enterprises, Inc. (b)	423,407
138,303	Kroger, Co. (b)	3,907,060
35,038	Pepsi Bottling Group, Inc. (b)	1,117,362
53,877	Reynolds American, Inc. (b)	3,362,464
84,351	Sysco Corp. (b)	2,853,594
209,970	Tyson Foods, Inc. - Class A (b)	4,075,518
119,958	Wal-Mart Stores, Inc.	5,632,028

		35,320,568

	Energy – 10.0%
48,013	Chevron Corp. (b)	3,551,041
12,959	ConocoPhillips (b)	885,748
223,092	Exxon Mobil Corp.	16,832,291
55,639	Hess Corp. (b)	3,086,295
40,859	Marathon Oil Corp. (b)	4,038,095
33,934	Sunoco, Inc. (b)	2,390,311
28,816	Transocean, Inc. (a)(b)	2,354,267
15,384	Valero Energy Corp. (b)	992,114
64,850	Williams Companies, Inc.	1,845,631

		35,975,793

	Financials – 28.1%
111,581	ACE Ltd. (Bermuda)(b)	6,366,812
22,108	Allstate Corp. (b)	1,327,806
164,161	American Express Co. (b)	9,258,680
10,975	American International Group, Inc. (b)	737,739
125,205	Aon Corp. (b)	4,752,782
17,568	AvalonBay Communities, Inc. – REIT (b)	2,283,840
191,046	Bank of America Corp. (b)	9,747,167
17,577	CIT Group, Inc. (b)	930,175
19,858	Capital One Financial Corp. (b)	1,498,485
99,914	Citigroup, Inc. (b)	5,129,585
90,652	Fannie Mae (b)	4,947,786
3,775	Freddie Mac (b)	224,575
8,985	Goldman Sachs Group, Inc. (b)	1,856,571
2,635	Hartford Financial Services Group, Inc. (b)	251,853
106,148	Host Hotels & Resorts, Inc. (b)	2,792,754
278,568	JPMorgan Chase & Co. (b)	13,477,120
28,661	Lehman Brothers Holdings, Inc. (b)	2,008,276
192,725	Loews Corp. (b)	8,755,497
10,701	Marsh & McLennan Cos., Inc. (b)	313,432
3,410	Mellon Financial Corp. (b)	147,107
172,902	MetLife, Inc. (b)	10,918,761
36,720	Morgan Stanley (b)	2,892,067
21,522	PNC Financial Services Group, Inc. (b)	1,548,938
33,539	SAFECO Corp. (b)	2,227,996
32,765	Travelers Cos., Inc. (b)	1,696,244
3,857	Wachovia Corp.	212,328
130,285	Wells Fargo & Co.	4,485,713

		100,790,089

	Health Care - 11.8%
107,141	AmerisourceBergen Corp. (b)	5,651,688
75,374	Baxter International, Inc. (b)	3,969,949
135,793	Cardinal Health, Inc. (b)	9,906,099
27,753	Cigna Corp. (b)	3,959,243
3,543	Express Scripts, Inc. (a)(b)	285,991
5,886	Humana, Inc. (a)(b)	341,506
35,797	Johnson & Johnson (b)	2,157,127
173,853	McKesson Corp. (b)	10,177,355
44,087	Medco Health Solutions, Inc. (a)(b)	3,197,630
35,476	Tenet Healthcare Corp. (a)(b)	228,111
47,555	Wyeth	2,379,177

		42,253,876

	Industrials - 13.4%
79,898	Boeing Co. (b)	7,103,731
34,602	Cooper Industries, Inc. - Class A (b)	1,556,744
141,152	Donnelley (R.R.) & Sons Co. (b)	5,164,752
6,996	Emerson Electric Co. (b)	301,458
40,359	FedEx Corp. (b)	4,335,767
44,963	Fluor Corp. (b)	4,034,080
9,708	General Electric Co. (b)	343,275
10,183	Goodrich Corp. (b)	524,221
146,439	Honeywell International, Inc. (b)	6,744,980
11,449	Lockheed Martin Corp. (b)	1,110,782
23,660	Parker Hannifin Corp. (b)	2,042,095
933	Raytheon Co. (b)	48,945
90,060	Ryder System, Inc. (b)	4,443,560
6,350	Terex Corp. (a)(b)	455,676
199,939	Tyco International Ltd. (Bermuda) (b)	6,308,075
44,916	WW Grainger, Inc. (b)	3,469,312

		47,987,453

	Information Technology - 19.9%
29,257	Affiliated Computer Services, Inc. - Class A (a)(b)	1,722,652
30,504	Agilent Technologies, Inc. (a)(b)	1,027,680
9,193	Apple, Inc. (a)(b)	854,122
228,988	Applied Materials, Inc. (b)	4,195,060
155	Autodesk, Inc. (a)(b)	5,828
84,232	Computer Sciences Corp. (a)(b)	4,391,014
144,544	Dell, Inc. (a)(b)	3,354,866
204,672	Electronic Data Systems Corp. (b)	5,665,321
11,591	Google, Inc. - Class A (a)(b)	5,310,533
216,194	Hewlett-Packard Co. (b)	8,678,027
227,351	Intel Corp. (b)	4,349,225
140,488	International Business Machines Corp. (b)	13,242,399
47,372	Jabil Circuit, Inc. (b)	1,014,235
7,999	LSI Logic Corp. (a)(b)	83,510
16,955	Lexmark International, Inc. - Class A (a)(b)	991,189
20,162	Molex, Inc. (b)	568,568
66,295	NCR Corp. (a)(b)	3,166,912
88,756	NVIDIA Corp. (a)(b)	2,554,398
152,029	Texas Instruments, Inc. (b)	4,576,073
95,779	Unisys Corp. (a)(b)	807,417
31,678	VeriSign, Inc. (a)(b)	795,751
116,032	Western Union Co.	2,546,902
104,768	Xerox Corp. (a)	1,769,532

		71,671,214

	Materials - 2.9%
118,071	Du Pont (E.I.) de Nemours and Co. (b)	5,836,250
1,845	Freeport McMoRan Copper & Gold, Inc. - Class B (b)	122,121
191,786	Hercules, Inc. (a)(b)	3,747,498
15,779	International Paper Co. (b)	574,356

		10,280,225

	Telecommunications - 5.7%
161,396	AT&T, Inc. (b)	6,363,844
40,615	Embarq Corp. (b)	2,288,655
371,489	Qwest Communications International, Inc. (a)(b)	3,339,686
240,384	Sprint Nextel Corp. (b)	4,557,681
105,855	Verizon Communications, Inc.	4,014,022

		20,563,888

	Utilities - 3.9%
192,154	AES Corp. (a)(b)	4,135,154
33,796	Allegheny Energy, Inc. (a)(b)	1,660,735
61,609	CMS Energy Corp. (b)	1,096,640
7,884	Constellation Energy Group (b)	685,514
121,576	Edison International (b)	5,973,029
6,728	TXU Corp. (b)	431,265

		13,982,337

	Total Long-Term Investments -119.1%
	(Cost $418,382,306)	427,787,442

Principal Amount		Value
	Short-Term Investments - 7.4%
	U.S. Government and Agency Securities - 7.4%
$27,050,000	U.S. Treasury Bill
	yielding 4.90%, 07/05/07 maturity (b) (c)
	(Cost $26,698,066)	26,704,842

	Total Investments - 126.5%
	(Cost $445,080,372)	454,492,284
	Securities Sold Short - (27.4%)
	(Proceeds $95,647,092)	(98,549,647)
	Other Assets less Liabilities - 2.9%	10,629,529
	Total Value of Options Written - (2.0%)	(7,274,250)

	Net Assets - 100.0%	$359,297,916

Number of Shares
	Securities Sold Short - 27.4%
	Common Stocks - 27.4%
	Consumer Discretionary - 4.7%
7,614	Apollo Group, Inc. - Class A	334,255
201,536	CBS Corp. - Class B	6,164,986
9,236	Coach, Inc.	462,262
77,136	International Game Technology	3,114,752
33,600	Mattel, Inc.	926,352
2,567	McDonald’s Corp.	115,643
55,882	Pulte Homes, Inc.	1,478,638
95,085	Tiffany & Co.	4,324,466

		16,921,354

	Consumer Staples - 1.8%
60,249	Whole Foods Market, Inc.	2,702,168
76,327	Wrigley (Wm) Jr. Co.	3,887,334

		6,589,502

	Energy - 0.8%
25,734	Spectra Energy Corp.	676,032
41,074	XTO Energy, Inc.	2,251,266

		2,927,298

	Financials - 5.5%
18,876	Archstone-Smith Trust -REIT	1,024,589
29,606	Commerce Bancorp, Inc.	988,248
644,755	Hudson City Bancorp, Inc.	8,820,248
85,677	MBIA, Inc.	5,610,987
60,724	SLM Corp.	2,483,612
26,500	Sovereign Bancorp, Inc.	674,160

		19,601,844

	Health Care - 1.2%
11,160	Biogen Idec, Inc.	495,281
165,720	Boston Scientific Corp.	2,409,569
12,285	Quest Diagnostics, Inc.	612,653
3,615	Stryker Corp.	239,747
5,148	Zimmer Holdings, Inc.	439,691

		4,196,941

	Industrials - 1.9%
7,452	Monster Worldwide, Inc.	353,001
88,662	PACCAR, Inc.	6,507,791

		6,860,792

	Information Technology - 9.3%
83,596	Ciena Corp.	2,336,508
31,351	Cognizant Technology Solutions Corp. - Class A	2,767,353
297,536	First Data Corp.	8,003,718
45,843	Juniper Networks, Inc.	902,190
137,056	Linear Technology Corp.	4,329,599
106,061	PMC-Sierra, Inc.	743,488
235,465	Paychex, Inc.	8,917,060
100,784	QLogic Corp.	1,713,328
42,510	SanDisk Corp.	1,861,938
41,475	Symantec Corp.	717,517
111,930	Tellabs, Inc.	1,108,107
4,552	Yahoo! Inc.	142,432

		33,543,238

	Materials - 0.1%
8,257	Temple-Inland, Inc.	493,273

	Telecommunications - 1.3%
49,666	CenturyTel, Inc.	2,244,406
29,553	Citizens Communications Co.	441,817
119,923	Windstream Corp.	1,761,669

		4,447,892

	Utilities - 0.8%
96,551	Duke Energy Corp.	1,959,020
59,382	Dynegy, Inc. - Class A	549,877
9,505	Pinnacle West Capital Corp.	458,616

		2,967,513

	Total Securities Sold Short 27.4%
	(Proceeds $95,647,092)	$98,549,647

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are held as collateral for Securities Sold Short, options, forwards and futures.

(c)	Interest rate shown represents discount rate at time of purchase.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended December 31, 2006.

Old Mutual/Claymore Long-Short Fund

Portfolio of Investments

March 31, 2007 (unaudited)

Contracts (100 shares per contract)	Call Options Written	Expiration Date	Exercise Price	Value
200	AMEX Biotech Index	April 2007	$720.00	$954,000
150	CBOE Dow Jones Utilities Index	April 2007	490.00	206,250
300	Philadelphia Semiconductor Index	April 2007	475.00	163,500
450	S&P 500 Index	April 2007	1,375.00	2,493,000
800	S&P 500 Index	April 2007	1,400.00	2,760,000
500	S&P 500 Index	April 2007	1,430.00	697,500

				$7,274,250

	Total Call Options Written
	(Premiums received $4,885,869)

At March 31, 2007, the following futures contracts were outstanding:

(unaudited)

Long Contracts	Number of Contracts	Unrealized Appreciation (Depreciation)
Amsterdam Exchanges Index - April 2007 (Current notional value of 102,250 Euro per contract)	424	$3,911,835
CAC 40 10 Year Euro Index - April 2007 (Current notional value of 56,460 Euro per contract)	707	2,666,195
Dow Jones Euro STOXX 50 - June 2007 (Current notional value of 41,100 Euro per contract)	129	185,940
Hang Seng Stock Index - April 2007 (Current notional value of 993,900 Hong Kong dollar per contract)	410	190,209
IBEX 35 Index - April 2007 (Current notional value of 146,640 Euro per contract)	291	3,594,814
S&P/MIB Index - June 2007 (Current notional value of 205,135 Euro per contract)	182	1,169,475

	2,143	11,718,468

Short Contracts
DAX Index - June 2007 (Current notional value of 174,225 Euro per contract)	68	(469,572)
FTSE 100 Index - June 2007 (Current notional value of 63,260 Pound Sterling per contract)	400	(790,234)
OMXS 30 Index - April 2007 (Current notional value of 119,475 Swedish Krona per contract)	2,394	(1,118,977)
S&P/TSE 60 Index - June 2007 (Current notional value of 151,240 Canadian dollars per contract)	198	(368,718)
S&P 500 E-Mini - June 2007 (Current notional value of $71,560 per contract)	504	(351,540)
SPI 200 Index - June 2007 (Current notional value of 150,850 Australian dollars per contract)	438	(1,139,843)
TOPIX Index - June 2007 (Current notional value of 17,165,000 Japanese Yen per contract)	115	(136,594)

	4,117	(4,375,478)

	6,260	$7,342,990

All notional values are denominated in local currencies.

At March 31, 2007, the following forward foreign currency contracts were outstanding:

(unaudited)

Long Contracts	US $ Currency Value	Unrealized Appreciation (Depreciation)
Australian Dollar, 120,000,000 expiring 06/20/07	96,708,047	$2,426,447
Norwegian Krone, 580,000,000 expiring 06/20/07	95,220,906	413,259
Swedish Krona, 520,000,000 expiring 06/20/07	74,435,477	(278,776)

		2,560,930

Short Contracts
Euro, 68,000,000 expiring 06/20/07	90,798,651	(686,607)
Japanese Yen, 10,500,000,000 expiring 06/20/07	89,840,825	616,372
New Zealand Dollar, 27,000,000 expiring 06/20/07	19,200,243	(541,353)
Pound Sterling, 46,000,000 expiring 06/20/07	90,189,465	(1,022,212)
Swiss Franc, 79,000,000 expiring 06/20/07	65,144,840	329,313

		(1,304,487)

		$1,256,443

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Old Mutual/Claymore Long-Short Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	May 18, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	May 18, 2007